Mar. 28, 2025
Bancreek U.S. Large Cap ETF
Fund Summary – Bancreek U.S. Large Cap ETF
Investment Objective
The Bancreek U.S. Large Cap ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bancreek U.S. Large Cap ETF Bancreek U.S. Large Cap ETF
Management Fee	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%
Fee Waiver/Expense Reimbursement	(0.10%)	[1]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.70%
[1]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.70% of the Fund’s average daily net assets for through at least March 31, 2026, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (after taking into account the fee waiver for the first year of each period). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Bancreek U.S. Large Cap ETF | Bancreek U.S. Large Cap ETF | USD ($)	72	245	434	980

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period December 20, 2023 (commencement of operations) through November 30, 2024, the Fund’s portfolio turnover rate was 207% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests in equity securities consisting primarily of common and preferred stock and securities convertible into common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies. The Fund’s sub-adviser, Bancreek Capital Advisors, LLC (the “Sub-Adviser”), defines large capitalization companies to be those companies with market capitalizations exceeding $5 billion at the time of purchase.

The Sub-Adviser pursues the Fund’s investment objective by investing in equity securities of companies that the Sub-Adviser believes exhibit characteristics of structurally advantaged business models. The Sub-Adviser selects securities using its proprietary research system that employs a rigorous, quantitative framework in evaluating companies. Investments are selected based on a process that utilizes data analysis to evaluate a potential investment’s ability to compound capital over time. Such analysis incorporates company specific data, fundamental metrics, and market data.

The Sub-Adviser’s proprietary research system typically results in a portfolio of 25 to 50 securities, which is generated monthly for reconstitution and reweighting. The Fund expects to hold securities for at least one year and will not invest more than 10% of its assets in any single security at the time of purchase.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of March 3, 2025, the Industrials Sector and Technology Sector represented a significant portion of the Index.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500® Index, a broad-based securities market index. The S&P 500® Index is considered representative of the U.S. equity market. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.bancreeketfs.com./bcus, or by calling toll-free 833-442-3223.

Annual Total Returns as of 12/31

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	14.23%	Q1/2024
Lowest Return	-0.92%	Q2/2024

Average Annual Total Returns for the Periods Ended December 31, 2024
Average Annual Returns - Bancreek U.S. Large Cap ETF	Label	1 Year	Since Inception	Inception Date
Bancreek U.S. Large Cap ETF	Return Before Taxes	21.14%	22.59%	Dec. 20, 2023
Bancreek U.S. Large Cap ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	21.07%	22.53%	Dec. 20, 2023
Bancreek U.S. Large Cap ETF | Return After Taxes on Distributions and Sale of Fund Sharesf	Return After Taxes on Distributions and Sale of Fund Shares	12.56%	17.23%	Dec. 20, 2023
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	26.07%	Dec. 20, 2023

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.